Adv Inv | Spartan International Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan Extended Market Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan International Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursement B		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89